Sales Incentives - Sales Deductions and Product Returns (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable Reserves [Member]
Schedule of Sales Deduction and Product Returns [Line Items]
Beginning balance	$ (86,085)	$ (90,224)	$ (68,126)	$ (55,479)
Provision recorded for current period sales	(102,060)	(455,445)	(374,911)	(256,748)
Credits processed/Payments	97,921	428,466	356,952	244,101
Ending balance	(90,224)	(117,203)	(86,085)	(68,126)
Accounts Receivable Reserves [Member] | Chargebacks [Member]
Schedule of Sales Deduction and Product Returns [Line Items]
Beginning balance	(20,145)	(20,789)	(26,559)	(19,360)
Provision recorded for current period sales	(51,711)	(263,330)	(224,112)	(170,887)
Credits processed/Payments	51,067	261,327	230,526	163,688
Ending balance	(20,789)	(22,792)	(20,145)	(26,559)
Accounts Receivable Reserves [Member] | Rebates and Other [Member]
Schedule of Sales Deduction and Product Returns [Line Items]
Beginning balance	(65,940)	(69,435)	(41,567)	(36,119)
Provision recorded for current period sales	(50,349)	(192,115)	(150,799)	(85,861)
Credits processed/Payments	46,854	167,139	126,426	80,413
Ending balance	(69,435)	(94,411)	(65,940)	(41,567)
Current Liabilities [Member]
Schedule of Sales Deduction and Product Returns [Line Items]
Beginning balance	(63,328)	(67,263)	(35,061)	(37,778)
Provision recorded for current period sales	(17,507)	(81,161)	(74,704)	(39,125)
Credits processed/Payments	13,572	71,026	46,437	41,842
Ending balance	(67,263)	(77,398)	(63,328)	(35,061)
Current Liabilities [Member] | Returns [Member]
Schedule of Sales Deduction and Product Returns [Line Items]
Beginning balance	(30,722)	(33,426)	(21,962)	(22,514)
Provision recorded for current period sales	(6,292)	(37,977)	(23,242)	(13,146)
Credits processed/Payments	3,588	21,702	14,482	13,698
Ending balance	(33,426)	(49,701)	(30,722)	(21,962)
Current Liabilities [Member] | Other [Member]
Schedule of Sales Deduction and Product Returns [Line Items]
Beginning balance	(32,606)	(33,837)	(13,099)	(15,264)
Provision recorded for current period sales	(11,215)	(43,184)	(51,462)	(25,979)
Credits processed/Payments	9,984	49,324	31,955	28,144
Ending balance	$ (33,837)	$ (27,697)	$ (32,606)	$ (13,099)